Expense Example, No Redemption - Calamos Russell 2000 Structured Alt Protection ETF - January - Calamos Russell 2000 Structured Alt Protection ETF - January	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859